Commitments	12 Months Ended
Dec. 31, 2018
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Commitments

NOTE 26	COMMITMENTS

A commitment is an agreement that is enforceable and legally binding to make a payment in the future for the purchase of goods or services. These amounts are not recorded in the consolidated balance sheets since the Company has not yet received the goods or services from the supplier. The amounts below are what the Company is committed to pay based on current expected contract prices.

Accounting Policies	Accounting Estimates and Judgments

Leases entered into are classified as either finance or operating leases. Leases that transfer substantially all of the risks and rewards of ownership of property to the Company are accounted for as finance leases. They are capitalized at the commencement of the lease at the lower of the fair value of the leased property and the present value of the minimum lease payments. Property acquired under a finance lease is depreciated over the shorter of the period of expected use on the same basis as other similar property, plant and equipment and the lease term.

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Rental payments under operating leases are expensed in net earnings on a straight-line basis over the period of the lease.

Refer to Note 32 for details pertaining to the impact of the adoption of IFRS 16 in 2019.

Judgment is required in considering a number of factors to ensure that leases to which the Company is party are classified appropriately as operating or financing. Such factors include whether the lease term is for the major part of the asset’s economic life and whether the present value of minimum lease payments amounts to substantially all of the fair value of the leased asset.

As at December 31, 2018, substantially all of the leases to which the Company is party have been classified as operating leases.

Supporting Information

Lease Commitments

The Company has various long-term operating lease agreements for land, buildings, port and distribution facilities, equipment, ocean-going transportation vessels, railcars, vehicles and application equipment. The majority of lease agreements are renewable at the end of the lease period at market rates. Rental expenses for operating leases for the year ended December 31, 2018 were $301 (2017 – $87).

Purchase Commitments

In 2018, the Company entered into a new long-term natural gas purchase agreement in Trinidad, which will commence January 1, 2019 and is set to expire December 31, 2023. The contract provides for prices that vary primarily with ammonia market prices, and annual escalating floor prices. The commitments included in the following table are based on floor prices and minimum purchase quantities.

Profertil has long-term gas contracts denominated in US dollars and expiring in 2019, which account for approximately 100 percent of Profertil’s gas requirements. YPF S.A., the Company’s joint venture partner in Profertil, supplies approximately 70 percent of the gas under these contracts. Commitments include the Company’s proportionate share of this joint venture.

The Carseland facility has a power co-generation agreement, expiring on December 31, 2026, which provides the Company 60 megawatt-hours of power per hour. The price for the power is based on a fixed charge adjusted for inflation and a variable charge based on the cost of natural gas provided to the facility for power generation.

Agreements for the purchase of sulfur for use in the production of phosphoric acid provide for specified purchase quantities and prices based on market rates at the time of delivery. Commitments included in the following table are based on expected contract prices.

As part of the agreement to sell the Conda Phosphate operations (“CPO”), the Company entered into long-term strategic supply and offtake agreements which extend to 2023. Under the terms of the supply and offtake agreements, the Company will supply 100 percent of the ammonia requirements of CPO and purchase 100 percent of the monoammonium phosphate (“MAP”) product produced at CPO. The MAP production is estimated at 330,000 tonnes per year.

Capital Commitments

The Company has various long-term contractual commitments related to the acquisition of property, plant and equipment, the latest of which expires in 2022. The commitments included in the following table are based on expected contract prices.

Other Commitments

Other commitments consist principally of pipeline capacity, technology service contracts, throughput and various rail and vessel freight contracts, the latest of which expires in 2026, and mineral lease commitments, the latest of which expires in 2038.

Minimum future commitments under these contractual arrangements were as follows at December 31, 2018:

	Operating Leases	Long-term debt, Principal and Estimated Interest	Purchase Commitments	Capital Commitments	Other Commitments	Total
Within 1 year	$216	$1,341	$1,364	$37	$114	$3,072
1 to 3 years	316	1,112	949	18	123	2,518
3 to 5 years	212	1,576	945	2	61	2,796
Over 5 years	343	8,689	138	–	20	9,190

Total	$1,087	$12,718	$3,396	$57	$318	$17,576